Debt - Schedule of Contractual Future Payments to Related Parties (Details) - CIK 0001441693 Pro Farm Group, Inc $ in Thousands	Jun. 30, 2022 USD ($)
2022 (remaining six months)	$ 17,346
2023	462
2024	482
2025	505
2026	460
Thereafter	5,844
Total future principal payments	25,099
Interest payments included in debt balance	3,275
Total future debt payments	$ 28,374